Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net income before noncontrolling interests	$ 23,238	$ 3,662	[1]	$ 20,206	[1]
Other comprehensive income (loss), net of tax:
Net change in debt securities	(2,375)	1,487		4,193
Net change in derivatives and hedging activities	159	149		207
Defined benefit plans adjustments	349	(181)		73
Net change in foreign currency translation adjustments	(30)	50		71
Other comprehensive income (loss), after tax	(1,897)	1,505		4,544
Total comprehensive income before noncontrolling interests	21,341	5,167	[2]	24,750	[2]
Less: Other comprehensive loss from noncontrolling interests	(1)	0		0
Less: Net income from noncontrolling interests	1,690	285		491
Total Wells Fargo stockholders' equity [Member]
Other comprehensive income (loss), net of tax:
Other comprehensive income (loss), after tax	(1,896)	1,505		4,544
Wells Fargo comprehensive income	$ 19,652	$ 4,882	[2]	$ 24,259	[2]

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).